5. CAPITALIZED PRODUCTION COSTS AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 6,808,014	$ 1,146,225	$ 15,172,517	$ 1,171,410	$ 9,395,625	$ 3,100,834	[1]
Capitalized production costs	2,437,163		2,437,163		4,654,013	15,170,768	[1]
Impairment of deferred capitalized production costs						648,525
Revenue from foreign sales						2,929,518
Amortized capitalized production costs	206,798		2,256,711		215,000
Fair value of the capitalized production			2,000,000
Motion picture capital	235,000		235,000		215,000
Ending balance			1,933,219	2,140,017	4,189,930
Net of accumulated amortization	251,444		251,444
Allowance for doubtful accounts	235,000		235,000
Accounts receivable related to entertainment	1,951,827		1,951,827
Other current assets	450,648		450,648		2,665,781	2,827,131	[1]
Tax incentives	0		0		2,060,883
Compensation expense in payroll			103,760
Deferred compensation expense			382,664
Prepaid Interest	0		0		602,697
Digital Member
Amortized capitalized production costs			$ 266,444	$ 249,083
Distribution fees percentage			50.00%	50.00%
Accounts Receivables
Ending balance			$ 2,025,160		3,668,646
Allowance for doubtful accounts	1,951,504		1,951,504
Accounts receivable related to entertainment	164,000		164,000
Web Series
Revenues						2,929,518
Deferred production costs					2,439	1,642,120
Motion Picture
Revenues					9,367,222	101,555
Capitalized production costs					4,189,930	$ 14,893,329
Impairment of deferred capitalized production costs					$ 2,000,000
Revenues earned	$ 1,398,839	$ 1,140,000	4,625,801	$ 1,144,157
Amortized capitalized production costs			$ 237,500

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.